Revenue and Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE AND OTHER OPERATING INCOME
Summary of Revenues and Other Operating Income

	For the years ended December 31,
	2022	2021	2020
Revenues	ThCh$	ThCh$	ThCh$
Energy sales	3,555,216,142	2,585,248,169	2,380,736,600

Generation	2,233,369,420	1,489,763,351	1,111,508,158
Regulated customers	822,190,715	532,353,167	480,168,004
Unregulated customers	1,209,931,004	893,147,380	571,587,710
Spot market sales	201,247,701	64,262,804	59,752,444
Distribution	1,321,846,722	1,095,484,818	1,269,228,442
Residential	732,865,039	597,631,419	608,703,250
Business	362,207,598	293,442,712	366,874,872
Industrial	109,083,560	99,516,111	168,931,181
Other consumers (1)	117,690,525	104,894,576	124,719,139

Other sales	716,907,816	156,907,706	58,870,872
Gas sales	671,732,249	129,442,332	38,808,266
Sales of goods and services	45,175,567	27,465,374	20,062,606

Revenue from other services	106,876,132	87,526,529	108,776,845
Tolls and transmission	52,534,938	29,341,568	41,859,311
Metering equipment leases	3,062,728	2,967,964	3,387,302
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	35,353,775	44,126,106	53,121,851
Other services	15,924,691	11,090,891	10,408,381

Total Revenues	4,379,000,090	2,829,682,404	2,548,384,317

	For the years ended December 31,
	2022	2021	2020
Other Income	ThCh$	ThCh$	ThCh$
Income by agreement with Shell (2)	460,714,800	—	—
Commodity derivative income	66,506,258	6,814,747	4,473,463
Regasification service	29,739,775	—	—
Income from insurance claims (insurance)	8,233,249	6,352,546	10,799,437
Compensation from delayed suppliers	3,304,994	—	—
Income from sanctions to users	3,801,165	3,419,398	1,314,193
Temporary leasing of generating facilities	—	686,126	10,662,952
SEC fine revocation	—	1,161,837	—
Other	5,131,532	7,112,477	9,767,835
Total other income	577,431,773	25,547,131	37,017,880

(1)	For the year ended December 31, 2022, it includes revenue from the sale of energy to municipalities of ThCh$38,916,267 (ThCh$37,097,819 and ThCh$35,598,366 as of December 31, 2021 and 2020, respectively); government entities of ThCh$32,527,895 (ThCh$15,986,996 and ThCh$17,334,983 as of December 31, 2021, and 2020, respectively); agricultural companies of ThCh$7,203,781 (ThCh$7,798,059 and ThCh$10,324,464 as of December 31, 2021, and 2020, respectively); public and telecommunications service companies of ThCh$3,148,872 (ThCh$10,624,227 and ThCh$27,014,443 as of December 31, 2021, and 2020, respectively), educational institutions of ThCh$2,309,902 (ThCh$4,121,823 and ThCh$5,749,102 as of December 31, 2021, and 2020, respectively), healthcare services of ThCh$10,397,470 (ThCh$12,142,923 and ThCh$21,407,325 as of December 31, 2021, and 2020, respectively) and other of ThCh$23,186,338 (ThCh$17,122,729 and ThCh$7,290,456 as of December 31, 2021, and 2020, respectively).

(2)	On December 19, 2022, an agreement was signed between our subsidiary Enel Generación Chile and Shell Global Energy Limited Singapore Branch to amend the contract: “LNG Sale and Purchase Agreement”. The agreement primarily consists of accepting a reduction of volume from the supplier during the remaining term of the contract in order to maintain the same level of costs and mitigate pricing formula volatility. The price of the agreement (US$ 520 million) was fully paid by Shell Global Energy Limited on December 29, 2022.